Expense Example - FidelitySmallCapGrowthFund-AMCIZPRO - FidelitySmallCapGrowthFund-AMCIZPRO - Fidelity Small Cap Growth Fund	Sep. 28, 2024 USD ($)
Fidelity Advisor Small Cap Growth Fund - Class A
Expense Example:
1 year	$ 693
3 years	943
5 years	1,212
10 years	1,978
Fidelity Advisor Small Cap Growth Fund - Class C
Expense Example:
1 year	301
3 years	621
5 years	1,068
10 years	2,113
Fidelity Advisor Small Cap Growth Fund - Class M
Expense Example:
1 year	495
3 years	802
5 years	1,130
10 years	2,057
Fidelity Advisor Small Cap Growth Fund - Class I
Expense Example:
1 year	100
3 years	312
5 years	542
10 years	1,201
Fidelity Advisor Small Cap Growth Fund - Class Z
Expense Example:
1 year	88
3 years	274
5 years	477
10 years	$ 1,061